Senior Convertible Debentures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 01, 2009
Debt Instrument [Line Items]
Conversion of Stock, Shares Converted	295,600
Senior Convertible Debentures issued December 1, 2009 [Member]
Debt Instrument [Line Items]
Senior Notes		$ 6,100,000
Interest rate per year		8.00%